Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
Note 1. Business Description and Basis of Presentation
Stratasys Ltd. (collectively with its subsidiaries, the “Company” or “Stratasys”) is a global leader in connected, polymer-based 3D printing solutions, across the entire manufacturing value chain. The Company leverages its distinct competitive advantages, which include a broad set of best-in-class 3D printing platforms, software, materials, a technology partner ecosystem, innovative leadership, and global GTM infrastructure, in order to position itself to capture share in a significant and growing global marketplace, with a focus on manufacturing, which the Company views as having the largest and fastest growing total addressable market.
The Company’s approximately 2,700 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, fashion and education. Stratasys’ products and comprehensive solutions improve product quality, development time, cost, time-to-market and patient care. The Company’s 3D ecosystem of solutions and expertise includes 3D printers, materials, software, expert services, and on-demand parts production.
The condensed consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The condensed consolidated interim financial statements include the accounts of Stratasys Ltd. and its subsidiaries. All intercompany accounts and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated in consolidation.
The Company’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which require the Company to make estimates based on assumptions about current and, for some estimates, future, economic and market conditions which affect reported amounts and related disclosures in its financial statements. Although the Company’s current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from the Company’s expectations, which could materially affect the Company's results of operations and financial position.
The Company's financial results for the periods covered by its financial statements are impacted by global and regional macroeconomic and geopolitical developments. During part of the six-month period ended June 30, 2026, Israel, together with the U.S., were engaged in a war against Iran and its sponsored terrorist organization in Lebanon, Hezbollah. Since the implementation of a ceasefire in April 2026, Israel has not been engaged in direct military conflict with Iran, although the Israeli-Hezbollah front in northern Israel and southern Lebanon has remained active for part of the time since the ceasefire, and the United States' conflict with Iran has continued intermittently. One of the Company's two global headquarters, many of the Company's employees, including several senior members of its management team, certain of its manufacturing and research and development facilities, and some of its suppliers, are located in Israel. As of the publication date of these financial statements and throughout the period covered by these financial statements, the Company's activities in Israel and globally were largely unaffected by the war.
In addition to the Israeli-U.S. war against Iran and Hezbollah, a number of global developments that have been impacting, and may continue to impact, macroeconomic conditions also may affect the accounting estimates and assumptions that underlie the Company's financial statements, including, most prominently: the extent to which tariffs continue to increase the prices the Company pays for finished goods used in offering its products and services, thereby adversely affecting its gross margins, and also potentially adversely impacting the industries and countries into which the Company sells its products; the degree to which inflation remains moderate; whether and when additional interest rate cuts are implemented by central banks; whether tight credit markets are loosened; whether capital markets continue to rise; whether oil prices and, indirectly, energy prices moderate and overcome the effects of the U.S. and Iranian blockades in the Strait of Hormuz; and whether global supply chains maintain resistance to ongoing challenges. As a result of those global uncertainties, the accounting estimates and assumptions underlying these consolidated financial statements may change over time. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuations, and the Company's allowance for expected credit losses. These financial statements reflect the effects of global developments based upon Stratasys' management’s estimates and assumptions utilizing the most currently available information.
The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of results that could be expected for the entire fiscal year. Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. The reader is referred to the Company's audited consolidated financial statements and notes thereto for the year ended December 31, 2025, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 5, 2026 as part of the Company’s Annual Report on Form 20-F for such year.

Accounting Standards Update and Change in Accounting Principle
Note 2. New Accounting Pronouncements
Accounting Pronouncements Adopted
In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating credit losses on accounts receivable and contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. The ASU is effective for annual periods beginning after December 15, 2025, and interim periods within those annual reporting periods. Early adoption is permitted. The Company has adopted this update on a prospective basis. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.
Recently issued accounting pronouncements, not yet adopted
In May 2026, the FASB issued ASU 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes new guidance for the recognition, measurement, presentation, and disclosure of environmental credits and related obligations. The new guidance is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270) Narrow-Scope Improvements.” The amendments in this update clarify interim disclosure requirements and the applicability of Topic 270. The objective of the update is to provide clarity about current interim requirements. The amendments in this update also include a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in this ASU are required to be adopted for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In November 2025, the FASB issued ASU 2025-09 to amend the guidance in “Derivatives and Hedging” (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.
In September 2025, the FASB issued ASU No. 2025-07 (“ASU 2025-07”), Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606). The guidance refines the scope of Topic 815 by clarifying which contracts are subject to derivative accounting and expand the scope exception for certain contracts not traded on an exchange to include contracts for which settlement is based on operations or activities specific to one of the parties to the contract. The guidance also provides clarification under Topic 606 for share-based payments from a customer in a revenue contract. The amendments in ASU 2025-07 are effective for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The amendments may be applied prospectively or on a modified retrospective basis. The Company does not expect ASU 2025-07 will have a material impact on its consolidated financial statements.
In May 2025, the FASB issued ASU 2025-03 “Business Combinations and Consolidation: Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity”, which amends the guidance for determining the accounting acquirer in certain transactions. The guidance should be applied prospectively. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The adoption of this guidance will affect acquisition transactions of variable interest entities that occur after the initial application date.
In November 2024, the FASB issued ASU 2024-03 “Income Statement: Reporting Comprehensive Income— Expense Disaggregation Disclosures,” which requires more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation, amortization, and depletion) included in certain expense captions presented on the face of the income statement, as well as disclosures about selling expenses. Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. This ASU is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.